Offerings	Aug. 27, 2024 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.375% Guaranteed Notes due 2045
Fee Rate	0.01476%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Guarantees of 4.375% Guaranteed Notes due 2045
Fee Rate	0.01476%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	2.750% Guaranteed Notes due 2030
Fee Rate	0.01476%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Guarantees of 2.750% Guaranteed Notes due 2030
Fee Rate	0.01476%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.125% Guaranteed Notes due 2035
Fee Rate	0.01476%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Guarantees of 4.125% Guaranteed Notes due 2035
Fee Rate	0.01476%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.550% Guaranteed Notes due 2043
Fee Rate	0.01476%
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Guarantees of 4.550% Guaranteed Notes due 2043
Fee Rate	0.01476%
Offering: 9
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.000% Guaranteed Notes due 2046
Fee Rate	0.01476%
Offering: 10
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Guarantees of 4.000% Guaranteed Notes due 2046
Fee Rate	0.01476%
Offering: 11
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	2.375% Guaranteed Notes due 2029
Fee Rate	0.01476%
Offering: 12
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Guarantees of 2.375% Guaranteed Notes due 2029
Fee Rate	0.01476%
Offering: 13
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.250% Guaranteed Notes due 2050
Fee Rate	0.01476%
Offering: 14
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Guarantees of 3.250% Guaranteed Notes due 2050
Fee Rate	0.01476%
Offering: 15
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.750% Guaranteed Notes due 2046
Fee Rate	0.01476%
Offering: 16
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Guarantees of 3.750% Guaranteed Notes due 2046
Fee Rate	0.01476%
Offering: 17
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.125% Guaranteed Notes due 2049
Fee Rate	0.01476%
Offering: 18
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Guarantees of 3.125% Guaranteed Notes due 2049
Fee Rate	0.01476%
Offering: 19
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.000% Guaranteed Notes due 2051
Fee Rate	0.01476%
Offering: 20
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Guarantees of 3.000% Guaranteed Notes due 2051
Fee Rate	0.01476%
Offering: 21
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	2.875% Guaranteed Notes due 2026
Fee Rate	0.01476%
Offering: 22
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Guarantees of 2.875% Guaranteed Notes due 2026
Fee Rate	0.01476%
Offering: 23
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	2.500% Guaranteed Notes due 2026
Fee Rate	0.01476%
Offering: 24
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Guarantees of 2.500% Guaranteed Notes due 2026
Fee Rate	0.01476%
Offering: 25
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 10,000,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 1,476,000.00
Offering Note	The aggregate principal amount of each series of New Notes to be issued will be determined upon completion of the Exchange Offers to which this registration statement relates. By the terms of the Exchange Offers to which the registration statement relates, no more than $10,000,000,000 combined aggregate principal amount will be issued for all series of New Notes. Shell plc will fully and unconditionally guarantee the New Notes issued by Shell Finance US Inc. as to payment of principal, premium (if any), interest and any other amounts due. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees.